UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)  (Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 92.81%

Accident & Health Insurance - 2.36%
244,478	CNO Financial Group, Inc. (1 Right per Share, exp. 12/06/14)	$ 3,168,435

Agriculture Production - Crops - 3.61%
253,478	Dole Food Company, Inc. *	3,231,845
57,836	Fresh Del Monte Produce, Inc. (Cayman Islands)	1,612,468
		4,844,313
Air Transportation Scheduled - 1.51%
322,055	JetBlue Airways Corp. *	2,025,726

Ball & Roller Bearings - 1.07%
125,571	NN, Inc. *	1,432,765

Biotechnology Research & Products - 2.02%
160,882	Trinity Biotech Plc. (Ireland)	2,710,862

Bottled & Canned Soft Drinks Carbonated Waters - 1.45%
31,895	Coca-Cola Bottling Co.	1,950,379

Business Services, NEC - 2.05%
40,180	Comverse, Inc. *	1,191,819
79,045	Keynote Systems, Inc.	1,561,929
		2,753,748
Cogeneration Services & Small Power Producers - 1.11%
74,400	Covanta Holding Corp.	1,489,488

Commercial Banks - 2.08%
139,243	FirstMerit Corp.	2,789,037

Commercial Physical & Biological Research - .49%
55,583	Albany Molecular Research, Inc. * (1 Right per Share, exp. 07/30/22)	659,770

Computer Communications Equipment - 1.00%
206,707	Emulex Corp. *	1,347,730

Computer Peripheral Equipment, NEC - 1.98%
460,600	Brocade Communications Systems, Inc. *	2,653,056

Computer Processing & Data Preparation - .99%
706,713	Ipass, Inc. *	1,335,688

Computer Programming, Data Processing Etc. - 1.01%
284,601	Autobytel, Inc. *	1,357,547

Construction Special Trade Contractors - .62%
53,672	Matrix Service Co. *	836,210

Crude Petroleum & Natural Gas - 2.85%
38,140	Stone Energy Corp. *	840,224
233,686	Tetra Technologies, Inc. *	2,397,618
41,168	W&T Offshore, Inc.	588,291
		3,826,133
Electric Services - 2.80%
73,108	Dynegy, Inc. *	1,648,585
47,100	UniSource Energy Corp.	2,106,783
		3,755,368
Electric Lighting & Wiring Equipment - 1.55%
256,891	LSI Industries, Inc.	2,078,248

Electrical Work - 1.59%
52,534	Emcor Group, Inc.	2,135,507

Electronic Components & Accessories - 1.93%
190,112	CTS Corp.	2,593,128

Electronic Components & Accessories - 1.22%
118,200	Vishay Intertechnology, Inc. *	1,641,798

Engines & Turbines - .76%
873,168	Capstone Turbine Corp. *	1,021,607

Fabricated Plate Work (Boiler Shops) - 1.91%
159,258	Global Power Equipment Group, Inc.	2,567,239

Fats & Oils - 1.31%
195,806	Omega Protein Corp. *	1,758,338

Finance Services - 1.31%
66,200	Broadridge Financial Solutions, Inc.	1,759,596

Fire, Marine & Casualty Insurance - 4.00%
44,258	Endurance Specialty Holdings Ltd. (Bermuda)	2,277,074
57,600	Montpelier Re Holdings, Ltd. (Bermuda)	1,440,576
71,984	Selective Insurance Group, Inc.	1,657,072
		5,374,722
Food & Kindred Products - 1.27%
141,450	Boulder Brands, Inc. *	1,704,473

Gold & Silver Ores - .98%
113,300	Pan American Silver Corp. (Canada)	1,318,812

Home Health Care - .40%
1,480,053	Hooper Holmes, Inc. *	532,819

Investment Advice - 1.56%
245,668	Janus Capital Group, Inc.	2,090,635

Leisure Time - 1.70%
346,339	Callaway Golf Corp.	2,278,911

Life Insurance - 3.33%
252,600	Genworth Financial, Inc. Class-A *	2,882,166
36,792	Phoenix Companies, Inc. *	1,582,056
		4,464,222
Machine Tools, Metal Cutting Types - 1.10%
99,510	Hardinge, Inc.	1,470,758

Meat Packing Plants - 1.52%
755	Seaboard Corp.	2,044,540

Medical & Dental Instruments & Supply - 3.32%
265,962	Cryolife, Inc. (1 Right per Share, exp. 11/23/15)	1,664,922
74,151	Owens & Minor, Inc.	2,508,528
19,636	Vascular Solutions, Inc. *	288,846
		4,462,296
Motor Vehicle Parts & Accessories - 1.66%
35,288	Visteon Corp. *	2,227,379

Plastics Products, NEC - .91%
81,189	Myers Industries, Inc.	1,218,647

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - .85%
54,050	Kraton Performance Polymers, Inc.	1,145,860

Printed Circuit Boards - 3.10%
85,788	Benchmark Electronics, Inc. *	1,724,339
169,989	Sanmina-Sci Corp. *	2,439,342
		4,163,681
Production Technology Equipment - .70%
87,723	Electro Scientific Industries, Inc. (1 Right per Share, exp. 05/18/19)	943,899

Publishing-Newspapers - 2.02%
362,393	Journal Communications, Inc. Class-A *	2,714,324

Radio & TV Broadcasting & Communications Equipment - 1.57%
179,724	SeaChange International, Inc. *	2,104,568

Retail-Apparel & Accessory Stores - 1.41%
71,987	Aeropostale, Inc. *	993,420
42,860	Express, Inc. *	898,774
		1,892,194
Retail-Eating Places - .09%
52,969	Cosi, Inc. *	116,531

Retail-Retail Stores, NEC - 1.62%
45,799	IAC/Interactive Corp.	2,179,116

Retail-Women's Clothing Stores - .15%
29,443	Christopher & Banks Corp. *	198,446

Savings Institution, Federally Chartered - 1.51%
233,174	Brookline Bancorp., Inc.	2,023,950

Security Brokers, Dealers & Flotation Companies - 1.44%
670,423	Cowen Group, Inc. Class-A *	1,937,522

Semiconductors & Related Devices - 2.04%
546,740	AXT, Inc. *	1,476,198
182,575	Triquint Semiconductor, Inc. *	1,265,245
		2,741,443
Services-Computer Integrated Systems Design - 1.84%
190,749	Allscripts Healthcare Solutions, Inc. *	2,468,292

Services-Programming Services - .00%
86,100	Real Networks, Inc. *	650,916

Services-Prepackaged Software - 1.53%
282,755	Intralinks Holding, Inc. *	2,052,801

Services-Engineering, Accounting, Research, Management - 1.09%
267,425	PRGX Global, Inc. *	1,468,163

Services-Equipment Rental & Leasing, NEC - 1.35%
103,810	Aercap Holdings N.V. * (Netherlands)	1,812,522

Services-Motion Picture & Video Tape Production - .90%
270,870	Gaiam, Inc. Class-A *	1,208,080

Sporting & Athletic Goods, NEC - .86%
123,580	Black Diamond, Inc. *	1,160,416

Surety Insurance - 1.47%
89,600	Assured Guaranty Ltd. (Bermuda)	1,976,576

Telephone & Telegraph Apparatus - 1.28%
498,240	Alcatel-Lucent S.A. (France) ADR *	906,797
410,807	Tellabs, Inc.	811,344
		1,718,141
Title Insurance - 1.86%
95,464	Stewart Information Services Corp.	2,500,202

Women's Misses' & Juniors Outerwear - 1.30%
310,808	Bebe Stores, Inc.	1,743,632

TOTAL FOR COMMON STOCKS (Cost $97,115,043) - 92.81%		124,601,205

CORPORATE BONDS - 2.20%
82,902	Phoenix Companies Quibs 7.450% 01/15/2032	1,986,332
37,709	Pulte Homes, Inc. 7.375% 06/01/2046	966,105
.
TOTAL FOR CORPORATE BONDS (Cost $2,556,662) - 2.20%		2,952,437

SHORT-TERM INVESTMENTS - 5.04%
6,768,728	Huntington U.S. Treasury Money Market IV (Cost $6,768,728) 0.05% **	6,768,728

TOTAL INVESTMENTS (Cost $106,440,433) - 100.05%		134,322,370

LIABILITIES IN EXCESS OF OTHER ASSETS - ( .05%)		(73,138)

NET ASSETS - 100.00%		$ 134,249,232

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at June 30, 2013.
ADR - American Depository receipt.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS

At June 30, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $106,440,433 amounted to $27,881,937, which consisted of aggregate gross unrealized appreciation of $30,487,643 and aggregate gross unrealized depreciation of $2,605,706.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$124,601,205	$0	$0	$124,601,205
Corporate Bonds	$2,952,437	$0	$0	$2,952,437
Cash Equivalents	$6,768,728	$0	$0	$6,768,728
Total	$134,322,370	$0	$0	$134,322,370

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date August 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date August 13, 2013

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date August 13, 2013

* Print the name and title of each signing officer under his or her signature.